Schedule of Investments(a)
Invesco Bloomberg Pricing Power ETF (POWA)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-1.93%
Meta Platforms, Inc., Class A	7,848	$ 3,663,682
Consumer Discretionary-8.20%
Best Buy Co., Inc.	49,509	4,199,353
Home Depot, Inc. (The)	10,086	3,377,499
Lowe’s Cos., Inc.	16,125	3,568,301
Tractor Supply Co.	15,592	4,448,242
		15,593,395
Consumer Staples-16.01%
Archer-Daniels-Midland Co.	68,141	4,254,724
Coca-Cola Co. (The)(b)	59,909	3,770,073
Costco Wholesale Corp.	5,080	4,114,241
Dollar Tree, Inc.(b)(c)	25,223	2,975,053
Hershey Co. (The)(b)	19,062	3,771,036
Kroger Co. (The)	76,739	4,018,821
Sysco Corp.	46,054	3,353,652
Walmart, Inc.	63,434	4,171,420
		30,429,020
Health Care-15.74%
Cardinal Health, Inc.	34,759	3,450,526
Cencora, Inc.(b)	15,714	3,560,321
IQVIA Holdings, Inc.(b)(c)	15,461	3,387,350
McKesson Corp.	7,232	4,119,275
Mettler-Toledo International, Inc.(b)(c)	3,077	4,320,385
Neurocrine Biosciences, Inc.(b)(c)	28,088	3,803,396
Vertex Pharmaceuticals, Inc.(c)	8,753	3,985,591
Zoetis, Inc.	19,482	3,303,368
		29,930,212
Industrials-31.08%
AMETEK, Inc.	21,011	3,563,045
Dover Corp.	22,877	4,205,250
Fastenal Co.(b)	52,168	3,442,045
GE Vernova, Inc.(c)	6,142	1,080,378
General Dynamics Corp.	13,508	4,049,293
General Electric Co.	24,613	4,064,591
HEICO Corp.(b)	18,873	4,185,465
Illinois Tool Works, Inc.(b)	14,216	3,450,934
J.B. Hunt Transport Services, Inc.	18,067	2,904,270
Lockheed Martin Corp.	8,590	4,040,220
Otis Worldwide Corp.	40,018	3,969,786
Republic Services, Inc.	20,233	3,746,949
Rollins, Inc.	88,685	4,052,018
Trane Technologies PLC	13,280	4,348,669
Waste Management, Inc.	17,967	3,786,186
Xylem, Inc.	29,742	4,194,217
		59,083,316
	Shares	Value
Information Technology-16.76%
Accenture PLC, Class A	10,170	$ 2,870,889
Amphenol Corp., Class A	34,947	4,625,934
Autodesk, Inc.(c)	14,532	2,929,651
Cisco Systems, Inc.	75,681	3,519,167
Lam Research Corp.	4,073	3,797,828
Microsoft Corp.	9,125	3,788,061
ServiceNow, Inc.(b)(c)	4,911	3,226,183
Synopsys, Inc.(c)	6,758	3,789,887
VeriSign, Inc.(c)	19,040	3,319,053
		31,866,653
Materials-8.45%
AptarGroup, Inc.(b)	26,235	3,874,647
Avery Dennison Corp.	17,413	3,963,025
CRH PLC	47,231	3,861,607
DuPont de Nemours, Inc.	53,132	4,365,325
		16,064,604
Real Estate-1.71%
Equinix, Inc.	4,248	3,241,139
Total Common Stocks & Other Equity Interests (Cost $172,254,921)		189,872,021
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $7,184)	7,184	7,184
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $172,262,105)		189,879,205
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.54%
Invesco Private Government Fund, 5.30%(d)(e)(f)	4,012,538	4,012,538
Invesco Private Prime Fund, 5.48%(d)(e)(f)	10,314,863	10,317,957
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,330,495)		14,330,495
TOTAL INVESTMENTS IN SECURITIES-107.42% (Cost $186,592,600)		204,209,700
OTHER ASSETS LESS LIABILITIES-(7.42)%		(14,110,525)
NET ASSETS-100.00%		$190,099,175
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
May 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,571,059	$(3,563,875)	$-	$-	$7,184	$4,580
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	66,276,324	(62,263,786)	-	-	4,012,538	117,299*
Invesco Private Prime Fund	-	116,912,536	(106,589,452)	-	(5,127)	10,317,957	302,902*
Total	$-	$186,759,919	$(172,417,113)	$-	$(5,127)	$14,337,679	$424,781

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-13.08%
Alphabet, Inc., Class A(b)	136,651	$ 23,572,297
Altice USA, Inc., Class A(b)(c)	58,253	144,467
AT&T, Inc.	359,459	6,549,343
Atlanta Braves Holdings, Inc., Series C(b)(c)	24	959
Charter Communications, Inc., Class A(b)(c)	5,003	1,436,461
Comcast Corp., Class A	123,898	4,959,637
Electronic Arts, Inc.	2,904	385,883
Fox Corp., Class A(c)	16,267	560,073
Frontier Communications Parent, Inc.(b)(c)	9,739	259,642
IAC, Inc.(b)(c)	2,257	112,376
Interpublic Group of Cos., Inc. (The)	6,469	202,933
Liberty Broadband Corp., Class C(b)	5,465	295,602
Liberty Media Corp.-Liberty Formula One(b)(c)	1,863	138,123
Liberty Media Corp.-Liberty Live, Series C(b)	36	1,371
Live Nation Entertainment, Inc.(b)	1,754	164,420
Lumen Technologies, Inc.(b)(c)	298,865	385,536
Meta Platforms, Inc., Class A	38,865	18,143,348
Netflix, Inc.(b)	1,716	1,101,020
News Corp., Class A	15,734	427,807
Nexstar Media Group, Inc., Class A(c)	1,385	229,481
Omnicom Group, Inc.	3,696	343,580
Paramount Global, Class B	39,676	472,541
Take-Two Interactive Software, Inc.(b)(c)	960	153,946
Telephone & Data Systems, Inc.(c)	24,979	496,832
T-Mobile US, Inc.	8,110	1,418,926
Verizon Communications, Inc.	145,198	5,974,898
Walt Disney Co. (The)	25,063	2,604,296
Warner Bros. Discovery, Inc.(b)	60,063	494,919
		71,030,717
Consumer Discretionary-10.68%
Academy Sports & Outdoors, Inc.	2,740	158,071
Adient PLC(b)	4,186	118,213
Advance Auto Parts, Inc.(c)	2,234	157,810
Airbnb, Inc., Class A(b)	3,695	535,516
Amazon.com, Inc.(b)	65,631	11,579,934
Aptiv PLC(b)	3,271	272,343
Aramark	5,126	164,801
Asbury Automotive Group, Inc.(b)(c)	1,005	236,245
Autoliv, Inc. (Sweden)(c)	1,861	237,408
AutoNation, Inc.(b)(c)	2,302	391,915
AutoZone, Inc.(b)	256	709,105
Bath & Body Works, Inc.	6,916	359,217
Best Buy Co., Inc.	9,824	833,272
Booking Holdings, Inc.	332	1,253,748
BorgWarner, Inc.	6,880	245,341
Brunswick Corp.(c)	1,877	154,909
Burlington Stores, Inc.(b)	874	209,804
Caesars Entertainment, Inc.(b)(c)	4,182	148,712
Capri Holdings Ltd.(b)	5,113	176,654
CarMax, Inc.(b)(c)	5,044	354,391
Chipotle Mexican Grill, Inc.(b)	117	366,154
Coupang, Inc. (South Korea)(b)	8,815	200,453
D.R. Horton, Inc.	5,508	814,082
Dana, Inc.	9,704	136,438
Darden Restaurants, Inc.(c)	1,950	293,260
Dick’s Sporting Goods, Inc.	2,293	521,979
Dillard’s, Inc., Class A(c)	507	226,806
DoorDash, Inc., Class A(b)	1,865	205,355
eBay, Inc.	19,435	1,053,766
Expedia Group, Inc.(b)	4,157	469,159
Foot Locker, Inc.(c)	4,607	127,752
	Shares	Value
Consumer Discretionary-(continued)
Ford Motor Co.	221,676	$ 2,688,930
Gap, Inc. (The)(c)	16,601	480,765
Garmin Ltd.	1,808	296,241
General Motors Co.	93,079	4,187,624
Genuine Parts Co.	2,258	325,468
Goodyear Tire & Rubber Co. (The)(b)	18,480	227,489
Group 1 Automotive, Inc.	1,054	327,773
H&R Block, Inc.	4,226	209,779
Harley-Davidson, Inc.	4,598	164,976
Hasbro, Inc.	2,371	141,738
Hilton Worldwide Holdings, Inc.	1,497	300,298
Home Depot, Inc. (The)	12,365	4,140,668
Hyatt Hotels Corp., Class A	1,334	196,725
Kohl’s Corp.	17,500	391,825
Lear Corp.	2,306	289,057
Lennar Corp., Class A	7,635	1,224,272
Lithia Motors, Inc., Class A(c)	1,543	390,595
LKQ Corp.	6,426	276,511
Lowe’s Cos., Inc.	12,735	2,818,128
lululemon athletica, inc.(b)	505	157,555
Macy’s, Inc.(c)	29,559	575,809
Marriott International, Inc., Class A	2,249	519,901
Marriott Vacations Worldwide Corp.	1,266	114,282
McDonald’s Corp.	4,109	1,063,779
MercadoLibre, Inc. (Brazil)(b)	183	315,781
MGM Resorts International(b)	10,196	409,573
Mohawk Industries, Inc.(b)	2,715	331,040
Murphy USA, Inc.(c)	916	401,895
Newell Brands, Inc.	21,216	163,788
NIKE, Inc., Class B	11,933	1,134,232
NVR, Inc.(b)	56	430,121
ODP Corp. (The)(b)	3,146	123,197
O’Reilly Automotive, Inc.(b)	578	556,764
PENN Entertainment, Inc.(b)(c)	7,417	129,797
Penske Automotive Group, Inc.	909	138,259
Phinia, Inc.(c)	1,375	61,545
Polaris, Inc.	1,380	115,368
Pool Corp.	413	150,146
PulteGroup, Inc.	5,561	652,417
PVH Corp.	2,421	290,544
Qurate Retail, Inc., Class A(b)(c)	217,220	154,574
Ralph Lauren Corp.	1,691	316,014
Ross Stores, Inc.	3,695	516,413
Service Corp. International(c)	2,716	194,629
Signet Jewelers Ltd.(c)	2,346	256,864
Starbucks Corp.	7,821	627,401
Tapestry, Inc.	6,385	277,684
Taylor Morrison Home Corp., Class A(b)	4,534	262,201
Tempur Sealy International, Inc.	3,656	187,772
Tesla, Inc.(b)	8,869	1,579,392
Thor Industries, Inc.(c)	2,796	277,475
TJX Cos., Inc. (The)	12,865	1,326,381
Toll Brothers, Inc.	3,992	485,587
Tractor Supply Co.	1,360	387,994
Ulta Beauty, Inc.(b)	584	230,733
V.F. Corp.	9,726	129,161
Whirlpool Corp.(c)	3,230	300,487
Williams-Sonoma, Inc.(c)	2,298	673,820
Yum! Brands, Inc.(c)	1,398	192,127
		58,003,977
Consumer Staples-7.60%
Albertson’s Cos., Inc., Class A	23,659	488,322
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Altria Group, Inc.	29,826	$ 1,379,452
Andersons, Inc. (The)(c)	3,320	173,769
Archer-Daniels-Midland Co.	20,373	1,272,090
BJ’s Wholesale Club Holdings, Inc.(b)	3,159	278,213
Brown-Forman Corp., Class B(c)	2,733	125,335
Bunge Global S.A.	4,753	511,375
Campbell Soup Co.(c)	2,849	126,439
Casey’s General Stores, Inc.	901	298,934
Church & Dwight Co., Inc.	2,015	215,625
Clorox Co. (The)(c)	959	126,166
Coca-Cola Co. (The)	31,478	1,980,910
Colgate-Palmolive Co.	7,324	680,839
Conagra Brands, Inc.	9,323	278,571
Constellation Brands, Inc., Class A(c)	2,485	621,822
Costco Wholesale Corp.	5,521	4,471,403
Darling Ingredients, Inc.(b)	2,344	94,698
Dollar General Corp.	3,371	461,524
Dollar Tree, Inc.(b)	2,907	342,881
Estee Lauder Cos., Inc. (The), Class A	2,863	353,180
General Mills, Inc.	7,794	535,837
Hershey Co. (The)	1,344	265,883
Hormel Foods Corp.	7,869	243,782
Ingredion, Inc.	1,296	152,384
J.M. Smucker Co. (The)	1,880	209,883
Kellanova	5,074	306,165
Keurig Dr Pepper, Inc.(c)	15,339	525,361
Kimberly-Clark Corp.	3,229	430,426
Kraft Heinz Co. (The)	31,926	1,129,223
Kroger Co. (The)	35,535	1,860,968
McCormick & Co., Inc.(c)	2,249	162,423
Molson Coors Beverage Co., Class B	6,034	330,724
Mondelez International, Inc., Class A(c)	15,628	1,070,987
Monster Beverage Corp.(b)	2,787	144,701
PepsiCo, Inc.	11,368	1,965,527
Performance Food Group Co.(b)	7,864	547,334
Philip Morris International, Inc.	16,003	1,622,384
Procter & Gamble Co. (The)	25,126	4,134,232
Sysco Corp.	11,054	804,952
Target Corp.	12,633	1,972,769
Tyson Foods, Inc., Class A	18,853	1,079,334
United Natural Foods, Inc.(b)(c)	10,252	123,126
US Foods Holding Corp.(b)	8,658	457,402
Walgreens Boots Alliance, Inc.(c)	47,955	777,830
Walmart, Inc.	92,939	6,111,669
		41,246,854
Energy-10.66%
Antero Resources Corp.(b)	12,011	427,952
APA Corp.	13,390	408,797
Baker Hughes Co., Class A	21,770	728,860
Cheniere Energy, Inc.	5,056	797,786
Chesapeake Energy Corp.(c)	5,004	455,014
Chevron Corp.	50,740	8,235,102
Chord Energy Corp.(c)	1,347	249,747
Civitas Resources, Inc.	2,757	202,805
CNX Resources Corp.(b)(c)	8,819	231,940
ConocoPhillips	35,834	4,173,944
Coterra Energy, Inc.	26,246	748,536
CVR Energy, Inc.(c)	6,489	180,783
Delek US Holdings, Inc.	9,173	233,545
Devon Energy Corp.	16,596	814,532
Diamondback Energy, Inc.	5,522	1,100,314
EOG Resources, Inc.	13,147	1,637,459
	Shares	Value
Energy-(continued)
EQT Corp.	10,633	$ 436,910
Exxon Mobil Corp.	107,807	12,641,484
Halliburton Co.	12,980	476,366
Hess Corp.	2,884	444,424
HF Sinclair Corp.	11,811	652,321
Kinder Morgan, Inc.	57,822	1,126,951
Marathon Oil Corp.	30,397	880,297
Marathon Petroleum Corp.	32,013	5,653,816
Matador Resources Co.	3,156	200,248
Murphy Oil Corp.	5,179	221,609
Occidental Petroleum Corp.	26,757	1,672,312
ONEOK, Inc.	9,631	780,111
Ovintiv, Inc.	12,452	643,395
PBF Energy, Inc., Class A	13,822	640,373
Phillips 66	24,145	3,431,246
Range Resources Corp.	5,525	203,928
Schlumberger N.V.	16,067	737,315
SM Energy Co.(c)	5,545	279,634
Southwestern Energy Co.(b)	44,820	337,495
Targa Resources Corp.	6,178	730,425
Valero Energy Corp.	22,965	3,608,720
Williams Cos., Inc. (The)	23,060	957,221
World Kinect Corp.(c)	18,942	498,932
		57,882,649
Financials-6.40%
Affiliated Managers Group, Inc.(c)	1,218	198,047
Allstate Corp. (The)	11,027	1,847,243
American Express Co.	13,213	3,171,120
American Financial Group, Inc.	2,739	355,823
Aon PLC, Class A(c)	1,979	557,366
Arch Capital Group Ltd.(b)	6,869	704,965
Assurant, Inc.	2,111	366,195
Berkshire Hathaway, Inc., Class B(b)	8,767	3,633,045
Block, Inc., Class A(b)	5,936	380,379
Bread Financial Holdings, Inc.(c)	5,081	212,183
Brown & Brown, Inc.(c)	1,883	168,547
Cboe Global Markets, Inc.	967	167,281
Chubb Ltd.	10,783	2,920,252
Cincinnati Financial Corp.	3,659	430,225
Corpay, Inc.(b)	994	266,064
Everest Group Ltd.	912	356,528
First American Financial Corp.	4,091	227,378
Fiserv, Inc.(b)	8,852	1,325,676
Franklin Resources, Inc.(c)	8,801	207,704
Hanover Insurance Group, Inc. (The)(c)	1,056	139,318
Hartford Financial Services Group, Inc. (The)	11,442	1,183,675
Janus Henderson Group PLC(c)	5,949	199,291
LPL Financial Holdings, Inc.	990	283,348
Markel Group, Inc.(b)	349	572,915
Marsh & McLennan Cos., Inc.	4,296	891,764
Mastercard, Inc., Class A	4,521	2,021,203
Moody’s Corp.	965	383,095
MSCI, Inc.	410	203,024
Nasdaq, Inc.	4,141	244,443
Old Republic International Corp.	11,601	368,680
OneMain Holdings, Inc.(c)	7,925	389,276
PayPal Holdings, Inc.(b)	20,070	1,264,209
Progressive Corp. (The)	7,994	1,688,173
StoneX Group, Inc.(b)	8,252	619,478
T. Rowe Price Group, Inc.	5,034	593,156
Travelers Cos., Inc. (The)	6,897	1,487,683
Visa, Inc., Class A(c)	12,814	3,491,302

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
W.R. Berkley Corp.	4,664	$ 377,924
Western Union Co. (The)	12,457	159,450
Willis Towers Watson PLC	2,754	703,069
		34,760,497
Health Care-13.84%
Abbott Laboratories	18,375	1,877,741
AbbVie, Inc.	20,494	3,304,453
Agilent Technologies, Inc.	2,415	314,940
Align Technology, Inc.(b)	523	134,521
Amgen, Inc.	7,810	2,388,689
AMN Healthcare Services, Inc.(b)(c)	1,343	75,127
Avantor, Inc.(b)	7,839	188,763
Baxter International, Inc.	8,699	296,549
Becton, Dickinson and Co.	3,207	743,928
Biogen, Inc.(b)	1,438	323,464
BioNTech SE, ADR (Germany)(b)	9,759	981,755
Boston Scientific Corp.(b)	7,857	593,753
Bristol-Myers Squibb Co.	40,620	1,669,076
Cardinal Health, Inc.	21,608	2,145,026
Cencora, Inc.	10,546	2,389,407
Centene Corp.(b)	31,334	2,243,201
Cigna Group (The)	13,261	4,570,006
Cooper Cos., Inc. (The)	1,812	170,890
CVS Health Corp.	73,983	4,409,387
Danaher Corp.	5,490	1,409,832
DaVita, Inc.(b)	3,143	462,398
DENTSPLY SIRONA, Inc.	3,742	104,813
DexCom, Inc.(b)(c)	1,092	129,697
Edwards Lifesciences Corp.(b)	3,423	297,424
Elanco Animal Health, Inc.(b)(c)	19,337	341,878
Elevance Health, Inc.	5,654	3,044,566
Eli Lilly and Co.	2,779	2,279,725
Fortrea Holdings, Inc.(b)(c)	2,367	60,098
Gilead Sciences, Inc.	18,511	1,189,702
HCA Healthcare, Inc.	4,335	1,472,816
Henry Schein, Inc.(b)	2,814	195,123
Hologic, Inc.(b)	3,165	233,514
Humana, Inc.	2,836	1,015,628
IDEXX Laboratories, Inc.(b)	344	170,951
Illumina, Inc.(b)	957	99,796
Intuitive Surgical, Inc.(b)	1,437	577,846
IQVIA Holdings, Inc.(b)	2,147	470,386
Jazz Pharmaceuticals PLC(b)(c)	954	100,409
Johnson & Johnson	28,443	4,171,735
Labcorp Holdings, Inc.	2,494	486,106
McKesson Corp.	7,124	4,057,759
Medtronic PLC	20,489	1,667,190
Merck & Co., Inc.	23,077	2,897,087
Mettler-Toledo International, Inc.(b)	116	162,874
Moderna, Inc.(b)(c)	6,841	975,185
Molina Healthcare, Inc.(b)	1,376	432,862
Perrigo Co. PLC	3,741	102,990
Pfizer, Inc.	122,478	3,510,219
Quest Diagnostics, Inc.	3,181	451,607
Regeneron Pharmaceuticals, Inc.(b)	1,292	1,266,367
ResMed, Inc.(c)	619	127,718
Solventum Corp.(b)	3,206	190,244
STERIS PLC	931	207,501
Stryker Corp.	2,046	697,870
Teladoc Health, Inc.(b)(c)	6,489	72,936
Tenet Healthcare Corp.(b)	3,233	437,166
Thermo Fisher Scientific, Inc.	3,168	1,799,361
	Shares	Value
Health Care-(continued)
UnitedHealth Group, Inc.	12,994	$ 6,436,838
Universal Health Services, Inc., Class B	2,567	487,217
Vertex Pharmaceuticals, Inc.(b)	1,422	647,493
Viatris, Inc.	68,428	725,337
Zimmer Biomet Holdings, Inc.(c)	2,354	271,063
Zoetis, Inc.	2,289	388,123
		75,148,126
Industrials-10.55%
3M Co.	12,824	1,284,195
A.O. Smith Corp.	1,874	156,741
AECOM	2,784	243,155
AGCO Corp.	1,545	165,825
AMETEK, Inc.	1,763	298,970
Atkore, Inc.(c)	962	146,368
Automatic Data Processing, Inc.	3,181	779,091
Avis Budget Group, Inc.(c)	3,630	412,840
Boeing Co. (The)(b)(c)	1,796	318,988
Boise Cascade Co.	2,000	274,580
Booz Allen Hamilton Holding Corp.	1,814	276,109
Broadridge Financial Solutions, Inc.	876	175,875
Builders FirstSource, Inc.(b)	5,490	882,737
C.H. Robinson Worldwide, Inc.	4,078	352,217
CACI International, Inc., Class A(b)	459	194,836
Carlisle Cos., Inc.	814	340,488
Carrier Global Corp.	11,945	754,805
Caterpillar, Inc.	7,660	2,593,063
Cintas Corp.	618	418,985
Copart, Inc.(b)	3,205	170,057
CSX Corp.	32,283	1,089,551
Cummins, Inc.(c)	2,641	744,049
Deere & Co.	3,894	1,459,315
Delta Air Lines, Inc.(c)	5,068	258,569
Dover Corp.	1,770	325,361
Eaton Corp. PLC	3,792	1,262,167
EMCOR Group, Inc.	1,223	475,331
Emerson Electric Co.	7,761	870,474
Equifax, Inc.	811	187,657
Expeditors International of Washington, Inc.	3,638	439,834
Fastenal Co.(c)	4,065	268,209
FedEx Corp.(c)	7,525	1,911,049
Fluor Corp.(b)	5,053	219,300
Fortive Corp.	4,159	309,596
Fortune Brands Innovations, Inc.	2,815	197,219
GE Vernova, Inc.(b)	3,644	640,980
General Dynamics Corp.	5,132	1,538,420
General Electric Co.	14,649	2,419,136
GXO Logistics, Inc.(b)(c)	2,245	112,766
Hertz Global Holdings, Inc.(b)(c)	8,854	38,603
Honeywell International, Inc.	7,128	1,441,210
Howmet Aerospace, Inc.	3,708	313,882
Hubbell, Inc.	471	183,167
Huntington Ingalls Industries, Inc.	913	231,080
Illinois Tool Works, Inc.(c)	2,468	599,107
Ingersoll Rand, Inc.(c)	4,355	405,233
J.B. Hunt Transport Services, Inc.	1,359	218,459
Jacobs Solutions, Inc.	2,289	318,949
Johnson Controls International PLC	11,458	823,945
Knight-Swift Transportation Holdings, Inc.	4,221	203,663
L3Harris Technologies, Inc.	4,247	954,853
Landstar System, Inc.	788	143,440
Leidos Holdings, Inc.	3,217	473,060
Lockheed Martin Corp.	4,330	2,036,572

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
ManpowerGroup, Inc.	3,619	$ 270,050
Masco Corp.	4,176	291,986
Matson, Inc.	2,319	297,296
MDU Resources Group, Inc.	4,660	117,618
Norfolk Southern Corp.	4,132	928,874
Northrop Grumman Corp.	2,000	901,540
Old Dominion Freight Line, Inc.	1,690	296,173
Oshkosh Corp.	2,290	260,442
Otis Worldwide Corp.	2,757	273,494
Owens Corning	2,707	490,156
PACCAR, Inc.	8,726	938,045
Parker-Hannifin Corp.	1,414	751,569
Paychex, Inc.(c)	1,799	216,168
Quanta Services, Inc.	1,534	423,292
Regal Rexnord Corp.	1,381	206,515
Republic Services, Inc.	2,159	399,825
Robert Half, Inc.	2,273	145,995
Rockwell Automation, Inc.	809	208,342
RTX Corp.(c)	25,280	2,725,437
Ryder System, Inc.	3,628	440,693
Science Applications International Corp.	1,403	188,914
Snap-on, Inc.	755	206,009
Southwest Airlines Co.(c)	4,192	112,513
SS&C Technologies Holdings, Inc.	3,754	232,936
Stanley Black & Decker, Inc.	5,539	482,835
Textron, Inc.	5,575	488,426
Trane Technologies PLC	2,636	863,185
TransDigm Group, Inc.	222	298,197
Uber Technologies, Inc.(b)	9,810	633,334
UFP Industries, Inc.	1,856	221,755
Union Pacific Corp.	8,691	2,023,439
United Airlines Holdings, Inc.(b)	3,303	175,026
United Parcel Service, Inc., Class B	14,191	1,971,556
United Rentals, Inc.	1,365	913,745
Veralto Corp.	1,830	180,401
Verisk Analytics, Inc.	1,331	336,450
Vestis Corp.	2,684	33,067
W.W. Grainger, Inc.	409	376,877
Wabtec Corp.	3,207	542,721
Waste Connections, Inc.	2,270	373,006
Waste Management, Inc.	4,149	874,319
Watsco, Inc.(c)	406	192,809
WESCO International, Inc.	1,394	250,209
WillScot Mobile Mini Holdings Corp.(b)(c)	2,809	110,759
XPO, Inc.(b)(c)	2,802	299,758
Xylem, Inc.	1,356	191,223
ZIM Integrated Shipping Services Ltd. (Israel)(b)	33,175	747,764
		57,258,874
Information Technology-19.52%
Accenture PLC, Class A	6,444	1,819,077
Adobe, Inc.(b)	3,536	1,572,671
Advanced Micro Devices, Inc.(b)	12,160	2,029,504
Akamai Technologies, Inc.(b)	2,676	246,834
Amdocs Ltd.	1,889	149,231
Amkor Technology, Inc.	6,461	210,564
Amphenol Corp., Class A	5,332	705,797
Analog Devices, Inc.	6,757	1,584,449
ANSYS, Inc.(b)	471	149,519
Apple, Inc.	113,653	21,849,789
Applied Materials, Inc.	10,040	2,159,403
Arista Networks, Inc.(b)	1,079	321,164
	Shares	Value
Information Technology-(continued)
Arrow Electronics, Inc.(b)	3,710	$ 487,160
Autodesk, Inc.(b)	1,408	283,853
Avnet, Inc.	6,031	329,293
Broadcom, Inc.	4,000	5,314,200
Cadence Design Systems, Inc.(b)	998	285,737
CDW Corp.	1,920	429,350
Cisco Systems, Inc.	60,777	2,826,130
Cognizant Technology Solutions Corp., Class A	9,824	649,858
Corning, Inc.	17,066	635,879
Dell Technologies, Inc., Class C(c)	29,150	4,068,174
Dropbox, Inc., Class A(b)(c)	5,969	134,482
DXC Technology Co.(b)	13,344	207,499
Flex Ltd.(b)	15,260	505,564
Fortinet, Inc.(b)	3,711	220,137
Gartner, Inc.(b)	602	252,641
Gen Digital, Inc.	8,277	205,518
GoDaddy, Inc., Class A(b)	2,444	341,256
Hewlett Packard Enterprise Co.	59,522	1,050,563
HP, Inc.	37,853	1,381,635
Intel Corp.	114,579	3,534,762
International Business Machines Corp.	14,855	2,478,557
Intuit, Inc.	1,837	1,058,920
Jabil, Inc.	5,394	641,347
Juniper Networks, Inc.	5,627	200,715
Keysight Technologies, Inc.(b)	1,502	207,997
KLA Corp.	1,545	1,173,474
Kyndryl Holdings, Inc.(b)	15,172	403,727
Lam Research Corp.	1,336	1,245,740
Marvell Technology, Inc.	8,270	569,059
Microchip Technology, Inc.	5,563	540,890
Micron Technology, Inc.	27,393	3,424,125
Microsoft Corp.	40,036	16,620,145
Motorola Solutions, Inc.	906	330,608
NetApp, Inc.	3,716	447,518
NVIDIA Corp.	5,402	5,922,375
ON Semiconductor Corp.(b)	3,264	238,403
Oracle Corp.	12,774	1,496,985
Palo Alto Networks, Inc.(b)	1,363	401,962
Qorvo, Inc.(b)	2,697	265,358
QUALCOMM, Inc.	15,928	3,250,108
Roper Technologies, Inc.	661	352,154
Salesforce, Inc.	7,556	1,771,429
Sanmina Corp.(b)	2,386	163,536
Seagate Technology Holdings PLC(c)	5,557	518,135
ServiceNow, Inc.(b)	579	380,362
Silicon Laboratories, Inc.(b)	931	117,464
Skyworks Solutions, Inc.	3,139	290,860
Synopsys, Inc.(b)	808	453,126
TD SYNNEX Corp.	3,186	416,856
TE Connectivity Ltd.	4,880	730,536
Teledyne Technologies, Inc.(b)	467	185,376
Teradyne, Inc.	1,860	262,148
Texas Instruments, Inc.	8,369	1,632,039
Trimble, Inc.(b)	3,139	174,780
Twilio, Inc., Class A(b)(c)	3,251	186,607
Western Digital Corp.(b)	9,710	731,066
Workday, Inc., Class A(b)	993	209,970
Xerox Holdings Corp.(c)	11,603	163,138
Zebra Technologies Corp., Class A(b)	632	197,399
Zoom Video Communications, Inc., Class A(b)	3,214	197,147
		105,993,834

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Materials-4.61%
Air Products and Chemicals, Inc.(c)	2,117	$ 564,604
Albemarle Corp.(c)	971	119,035
Alcoa Corp.	7,437	329,236
Amcor PLC	36,438	370,574
Avery Dennison Corp.	1,212	275,839
Ball Corp.	5,824	404,360
Berry Global Group, Inc.	5,027	301,017
Celanese Corp.	2,742	416,894
CF Industries Holdings, Inc.(c)	7,354	586,334
Chemours Co. (The)	5,469	135,741
Cleveland-Cliffs, Inc.(b)(c)	32,358	559,146
Commercial Metals Co.	3,680	207,258
Corteva, Inc.	11,970	669,602
Crown Holdings, Inc.	3,233	272,186
Dow, Inc.	29,390	1,693,746
DuPont de Nemours, Inc.	11,065	909,100
Eastman Chemical Co.	4,529	458,924
Ecolab, Inc.	2,045	474,849
FMC Corp.(c)	1,398	85,208
Freeport-McMoRan, Inc.	25,566	1,348,095
Graphic Packaging Holding Co.(c)	5,971	169,099
Huntsman Corp.	9,697	240,486
International Flavors & Fragrances, Inc.	5,952	572,463
International Paper Co.	17,871	805,803
Linde PLC	5,479	2,386,214
Louisiana-Pacific Corp.	3,608	330,781
LyondellBasell Industries N.V., Class A	11,218	1,115,294
Martin Marietta Materials, Inc.	553	316,360
Mosaic Co. (The)	17,174	531,192
Newmont Corp.	17,511	734,411
Nucor Corp.	10,094	1,704,372
Olin Corp.	5,939	319,281
Packaging Corp. of America	1,957	359,090
PPG Industries, Inc.	2,628	345,346
Reliance, Inc.	1,578	474,631
Sherwin-Williams Co. (The)	2,155	654,689
Sonoco Products Co.	2,220	136,241
Steel Dynamics, Inc.	6,277	840,302
Ternium S.A., ADR (Mexico)	12,069	521,139
United States Steel Corp.	25,994	996,870
Vulcan Materials Co.	1,196	305,901
WestRock Co.	17,867	958,386
		25,000,099
Real Estate-0.62%
CBRE Group, Inc., Class A(b)	6,883	606,186
CoStar Group, Inc.(b)	1,766	138,048
Equinix, Inc.	528	402,854
Host Hotels & Resorts, Inc.	8,322	149,297
Iron Mountain, Inc.(c)	3,218	259,660
Jones Lang LaSalle, Inc.(b)	2,273	459,305
Public Storage	2,110	577,781
	Shares	Value
Real Estate-(continued)
SBA Communications Corp., Class A	880	$ 173,078
Weyerhaeuser Co.	15,652	470,030
Zillow Group, Inc., Class C(b)(c)	2,796	114,496
		3,350,735
Utilities-2.39%
AES Corp. (The)	13,922	300,576
Alliant Energy Corp.	3,238	166,725
Ameren Corp.	4,405	323,195
American Electric Power Co., Inc.	10,080	909,720
CenterPoint Energy, Inc.	12,446	379,727
CMS Energy Corp.	4,575	287,905
Consolidated Edison, Inc.	7,373	697,117
DTE Energy Co.	4,179	486,979
Edison International	7,380	567,153
Entergy Corp.	4,748	534,102
Eversource Energy	6,743	399,388
FirstEnergy Corp.	11,611	467,459
NiSource, Inc.	8,401	244,133
NRG Energy, Inc.	12,353	1,000,593
OGE Energy Corp.	4,177	151,625
PPL Corp.	17,927	525,799
Public Service Enterprise Group, Inc.	7,866	595,928
Sempra(c)	11,017	848,639
Southern Co. (The)	17,255	1,382,816
UGI Corp.	8,376	213,253
Vistra Corp.	15,572	1,542,874
WEC Energy Group, Inc.	4,981	403,610
Xcel Energy, Inc.	9,629	533,928
		12,963,244
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $499,755,227)		542,639,606
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.67%
Invesco Private Government Fund, 5.30%(d)(e)(f)	8,298,698	8,298,698
Invesco Private Prime Fund, 5.48%(d)(e)(f)	22,481,745	22,488,490
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,787,538)		30,787,188
TOTAL INVESTMENTS IN SECURITIES-105.62% (Cost $530,542,765)		573,426,794
OTHER ASSETS LESS LIABILITIES-(5.62)%		(30,493,382)
NET ASSETS-100.00%		$542,933,412

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,438,955	$(4,438,955)	$-	$-	$-	$3,246
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,195,569	33,129,188	(27,026,059)	-	-	8,298,698	137,209*
Invesco Private Prime Fund	5,653,488	71,257,894	(54,424,498)	(245)	1,851	22,488,490	369,810*
Total	$7,849,057	$108,826,037	$(85,889,512)	$(245)	$1,851	$30,787,188	$510,265

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024, for Invesco RAFITM Strategic US ETF. As of May 31, 2024, all of the securities in Invesco Bloomberg Pricing Power ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$189,872,021	$-	$-	$189,872,021
Money Market Funds	7,184	14,330,495	-	14,337,679
Total Investments	$189,879,205	$14,330,495	$-	$204,209,700
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$542,639,606	$-	$-	$542,639,606
Money Market Funds	-	30,787,188	-	30,787,188
Total Investments	$542,639,606	$30,787,188	$-	$573,426,794